Employee Benefit Plans (Summary of Plan's Funded Status) (Detail) - Grayson Plan - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Change in benefit obligation
Benefit obligation at beginning of year	$ 4,783	$ 4,645
Interest cost	191	196
Actuarial (gain) loss	637	227
Benefits paid	(380)	(306)
Settlement (gain) loss	(8)	21
Benefit obligation at end of year	5,223	4,783
Change in plan assets
Fair value of plan assets at beginning of year	7,894	7,722
Actual return on plan assets	999	478
Benefits paid	(380)	(306)
Fair value of plan assets at end of year	8,513	7,894
Funded status at the end of the year	$ 3,290	$ 3,111